NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	Communications - 3.4%
7,627	Match Group, Inc.(a)	$237,962
6,590	Omnicom Group, Inc.	546,377
6,221	Telephone & Data Systems, Inc.	241,002
2,674	T-Mobile US, Inc.	713,182
2,534	VeriSign, Inc.(a)	643,307
5,448	Walt Disney Co. (The)	537,718
		2,919,548
	Consumer Discretionary - 7.8%
4,567	Advance Auto Parts, Inc.	179,072
10,983	Amazon.com, Inc.(a)	2,089,626
2,969	Autoliv, Inc.	262,608
2,710	Century Communities, Inc.	181,841
947	Dick’s Sporting Goods, Inc.	190,877
3,910	Etsy, Inc.(a)	184,474
58,873	Ford Motor Company	590,496
4,713	Harley-Davidson, Inc.	119,003
2,226	Lear Corporation	196,378
8,654	LKQ Corporation	368,141
7,733	MGM Resorts International(a)	229,206
6,815	MillerKnoll, Inc.	130,439
4,875	Mister Car Wash, Inc.(a)	38,464
8,176	NIKE, Inc., Class B	519,012
769	Penske Automotive Group, Inc.	110,721
1,737	Shoe Carnival, Inc.	38,197
1,435	Sonic Automotive, Inc., Class A	81,738
6,480	Starbucks Corp.	635,623
4,875	TJX Cos., Inc. (The)	593,775
		6,739,691
	Consumer Staples - 7.5%
11,007	Altria Group, Inc.	660,640
2,863	BellRing Brands, Inc.(a)	213,179
9,861	Coca-Cola Co. (The)	706,245
6,467	Colgate-Palmolive Company	605,958
2,264	Five Below, Inc.(a)	169,630

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Consumer Staples - 7.5% (Continued)
8,025	Flowers Foods, Inc.	$152,555
1,522	Ingredion, Inc.	205,790
7,482	McCormick & Company, Inc.	615,843
1,379	MGP Ingredients, Inc.	40,515
6,121	Molson Coors Brewing Company, Class B	372,585
9,956	Mondelez International, Inc., Class A	675,515
854	Post Holdings, Inc.(a)	99,371
2,277	PriceSmart, Inc.	200,034
6,627	Procter & Gamble Co. (The)	1,129,374
6,638	Walmart, Inc.	582,750
		6,429,984
	Energy - 5.3%
4,813	Chevron Corporation	805,167
5,957	ConocoPhillips	625,604
22,480	Coterra Energy, Inc.	649,672
12,427	Exxon Mobil Corporation	1,477,944
1,712	First Solar, Inc.(a)	216,448
3,696	Innovex International, Inc.(a)	66,380
5,630	Murphy Oil Corporation	159,892
15,996	Nov, Inc.	243,459
24,671	Patterson-UTI Energy, Inc.	202,795
7,805	ProPetro Holding Corporation(a)	57,367
1,551	Weatherford International PLC	83,056
		4,587,784
	Financials - 13.5%
1,657	American Financial Group, Inc.	217,630
3,310	Ameris Bancorp	190,557
12,496	Apollo Commercial Real Estate Finance, Inc. REIT	119,587
18,687	Bank of America Corporation	779,809
2,588	Berkshire Hathaway, Inc., Class B(a)	1,378,317
3,282	Capital One Financial Corporation	588,463
3,500	Cathay General Bancorp	150,605
2,205	Chubb Ltd.	665,887
8,504	Citigroup, Inc.	603,699

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Financials - 13.5% (Continued)
4,230	CNO Financial Group, Inc.	$176,180
1,343	Everest Re Group Ltd.	487,952
5,052	EZCORP, Inc., Class A(a)	74,365
5,289	First Commonwealth Financial Corporation	82,191
15,652	First Horizon National Corporation	303,962
10,693	Franklin Resources, Inc.	205,840
9,493	Fulton Financial Corporation	171,728
1,044	Goldman Sachs Group, Inc. (The)	570,327
1,479	Hanover Insurance Group, Inc. (The)	257,272
3,304	JPMorgan Chase & Co.	810,471
1,154	Lakeland Financial Corp.	68,594
2,602	NBT Bancorp, Inc.	111,626
1,854	OFG Bancorp	74,197
1,445	Reinsurance Group of America, Inc.	284,521
2,488	Selective Insurance Group, Inc.	227,752
1,217	Stifel Financial Corporation(a)	114,714
1,971	StoneX Group, Inc.(a)	150,545
2,419	Travelers Companies, Inc. (The)	639,729
13,382	Truist Financial Corporation	550,669
12,166	U.S. Bancorp	513,649
4,333	Unum Group	352,966
8,519	Wells Fargo & Company	611,579
1,175	Westamerica Bancorporation	59,490
		11,594,873
	Health Care - 13.3%
10,409	AdaptHealth Corp.(a)	112,834
669	Addus HomeCare Corporation(a)	66,157
2,276	Amgen, Inc.	709,088
4,750	BioMarin Pharmaceutical, Inc.(a)	335,778
5,211	Bio-Techne Corporation	305,521
4,784	Cardinal Health, Inc.	659,092
2,540	Cencora Incorporated	706,349
9,306	Centene Corporation(a)	564,967
1,680	Charles River Laboratories International, Inc.(a)	252,874

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Health Care - 13.3% (Continued)
12,928	CVS Health Corporation	$875,871
6,977	DexCom, Inc.(a)	476,459
1,609	Elevance Health Incorporated	699,851
1,197	Encompass Health Corporation	121,232
6,568	Gilead Sciences, Inc.	735,944
1,917	HCA Healthcare, Inc.	662,419
2,201	Humana, Inc.	582,385
2,100	Incyte Corporation(a)	127,155
2,937	IQVIA Holdings, Inc.(a)	517,793
6,145	Merck & Company, Inc.	551,575
9,447	Premier, Inc., Class A	182,138
1,519	Tenet Healthcare Corporation(a)	204,306
2,606	UnitedHealth Group, Inc.	1,364,892
3,630	Zoetis, Inc.	597,680
		11,412,360
	Industrials - 11.4%
4,058	ABM Industries, Inc.	192,187
1,532	Albany International Corporation, Class A	105,769
5,766	Avista Corporation	241,422
17,942	CSX Corporation	528,033
1,398	Deere & Company	656,150
1,447	FTI Consulting, Inc.(a)	237,424
7,583	Gates Industrial Corp PLC(a)	139,603
925	Heidrick & Struggles International, Inc.	39,618
3,957	Jacobs Solutions, Inc.	478,362
7,356	Johnson Controls International PLC	589,289
5,800	Knight-Swift Transportation Holdings, Inc.	252,242
2,781	L3Harris Technologies, Inc.	582,091
1,830	MSC Industrial Direct Company, Inc., Class A	142,136
5,889	NEXTracker, Inc., Class A(a)	248,162
1,266	Northrop Grumman Corporation	648,205
3,145	Old Dominion Freight Line, Inc.	520,340
2,673	Oshkosh Corporation	251,476
2,001	Regal Rexnord Corporation	227,814

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Industrials - 11.4% (Continued)
2,050	Rockwell Automation, Inc.	$529,679
3,954	Rollins, Inc.	213,635
1,753	Snap-on, Inc.	590,779
16,884	Southwest Airlines Company	566,965
6,351	Textron, Inc.	458,860
815	UniFirst Corporation	141,810
2,612	Union Pacific Corporation	617,059
4,892	Xylem, Inc.	584,398
		9,783,508
	Information Technology - 0.1%
3,611	Photronics, Inc.(a)	74,964

	Materials - 4.2%
1,124	Alpha Metallurgical Resources, Inc.	140,781
48,954	Amcor PLC (a)	474,854
1,281	AptarGroup, Inc.	190,075
3,750	Avient Corp.	139,350
4,118	Axalta Coating Systems Ltd.(a)	136,594
2,476	Ecolab, Inc.	627,716
15,642	Freeport-McMoRan, Inc.	592,206
4,985	Nucor Corporation	599,894
1,182	Reliance Steel & Aluminum Company	341,303
2,269	RPM International, Inc.	262,478
8,277	SunCoke Energy, Inc.(a)	76,148
		3,581,399
	Real Estate - 6.0%
2,499	Agree Realty Corporation REIT	192,898
1,917	American Assets Trust, Inc. REIT	38,608
8,063	American Homes 4 Rent, Class A	304,862
3,276	American Tower Corp. REIT	712,858
7,891	CareTrust REIT, Inc. REIT	225,525
5,100	CoreCivic, Inc. REIT	103,479
4,267	CubeSmart REIT	182,244
3,235	Digital Realty Trust, Inc. REIT	463,543

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Real Estate - 6.0% (Continued)
3,106	EPR Properties	$163,407
3,920	Equity LifeStyle Properties, Inc. REIT	261,464
3,883	Extra Space Storage, Inc. REIT	576,587
4,377	Four Corners Property Trust, Inc. REIT	125,620
2,829	Getty Realty Corporation REIT	88,208
5,371	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	157,048
18,746	Invitation Homes, Inc REIT	653,297
910	Jones Lang LaSalle, Inc.(a)	225,598
7,692	National Retail Properties, Inc. REIT	328,063
8,113	Rexford Industrial Realty, Inc. REIT	317,624
4,644	SITE Centers Corp(a)	59,629
		5,180,562
	Technology - 19.3%
5,064	Akamai Technologies, Inc.(a)	407,652
3,333	Allegro MicroSystems, Inc.(a)	83,758
22,493	Apple, Inc.	4,996,370
2,007	Automatic Data Processing, Inc.	613,198
367	CACI International, Inc., Class A(a)	134,660
3,476	Calix, Inc.(a)	123,189
2,374	Ciena Corp.(a)	143,461
10,311	Cisco Systems, Inc.	636,292
7,960	CoStar Group, Inc.(a)	630,671
1,466	Digi International, Inc.(a)	40,799
6,063	DoubleVerify Holdings, Inc.(a)	81,062
693	Euronet Worldwide, Inc.(a)	74,047
679	FactSet Research Systems, Inc.	308,701
7,818	Gen Digital, Inc.	207,490
29,011	Intel Corp.	658,840
3,075	LiveRamp Holdings, Inc.(a)	80,381
2,466	MAXIMUS, Inc.	168,156
9,996	Microchip Technology, Inc.	483,906
6,699	Micron Technology, Inc.	582,076
10,299	Microsoft Corp.	3,866,141
3,589	NetApp, Inc.	315,258

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Technology - 19.3% (Continued)
2,764	NXP Semiconductors N.V.	$525,326
8,949	ON Semiconductor Corporation(a)	364,135
6,544	PayPal Holdings, Inc.(a)	426,996
3,830	QUALCOMM, Inc.	588,326
5,374	SolarWinds Corp.(a)	99,043
		16,639,934
	Utilities - 5.6%
4,613	American Water Works Company, Inc.	680,510
4,718	California Water Service Group	228,634
5,534	Duke Energy Corporation	674,982
7,200	Edison International	424,224
7,341	Evergy, Inc.	506,162
15,284	Exelon Corp.	704,286
14,247	FirstEnergy Corporation	575,864
2,975	H2O America	162,703
7,610	OGE Energy Corporation	349,756
1,295	Ormat Technologies, Inc.	91,647
11,334	PPL Corporation	409,271
		4,808,039

	TOTAL COMMON STOCKS (Cost $83,994,267)	83,752,646

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.9%
	Equity - 1.9%
6,697	iShares Russell Midcap Value(a)	843,621
6,946	iShares S&P MidCap 400 Value Index(a)	831,645
		1,675,266

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,667,557)	1,675,266

	TOTAL INVESTMENTS - 99.3% (Cost $85,661,824)	$85,427,912
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	565,844
	NET ASSETS - 100.0%	$85,993,756

(a)	Non-income producing security.

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust